Quarterly Holdings Report
for
Fidelity® Blue Chip Value Fund
October 31, 2024
BCV-NPRT1-1224
1.809087.121
Common Stocks - 95.4%
	Shares	Value ($)
CANADA - 3.3%
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard Inc	132,000	6,883,700
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Parex Resources Inc	1,049,600	9,747,067
Materials - 0.9%
Chemicals - 0.9%
Nutrien Ltd (United States)	133,600	6,370,048
TOTAL CANADA		23,000,815
GERMANY - 1.5%
Industrials - 1.5%
Industrial Conglomerates - 1.5%
Siemens AG	55,300	10,758,608
UNITED KINGDOM - 3.8%
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC ADR	175,467	12,484,477
Utilities - 2.0%
Multi-Utilities - 2.0%
National Grid PLC	1,138,700	14,297,687
TOTAL UNITED KINGDOM		26,782,164
UNITED STATES - 86.8%
Communication Services - 8.3%
Entertainment - 3.0%
Walt Disney Co/The	221,100	21,269,820
Media - 5.3%
Comcast Corp Class A	836,200	36,516,854
TOTAL COMMUNICATION SERVICES		57,786,674

Consumer Discretionary - 3.8%
Diversified Consumer Services - 3.8%
H&R Block Inc (a)	442,820	26,449,639
Consumer Staples - 9.0%
Beverages - 1.6%
Keurig Dr Pepper Inc	342,800	11,295,260
Food Products - 3.4%
Mondelez International Inc	162,200	11,107,456
Tyson Foods Inc Class A	210,800	12,350,772
		23,458,228
Personal Care Products - 4.0%
Kenvue Inc	1,223,900	28,064,027
TOTAL CONSUMER STAPLES		62,817,515

Energy - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Exxon Mobil Corp	226,300	26,427,314
Shell PLC ADR	409,200	27,641,460
		54,068,774
Financials - 21.1%
Banks - 14.3%
Bank of America Corp	665,100	27,814,482
JPMorgan Chase & Co	119,800	26,586,016
PNC Financial Services Group Inc/The	89,600	16,868,992
US Bancorp	217,100	10,488,101
Wells Fargo & Co	271,300	17,612,796
		99,370,387
Insurance - 6.8%
Chubb Ltd	83,100	23,470,764
The Travelers Companies, Inc.	96,600	23,757,804
		47,228,568
TOTAL FINANCIALS		146,598,955

Health Care - 15.0%
Health Care Providers & Services - 15.0%
Centene Corp (b)	409,300	25,483,018
Cigna Group/The	96,000	30,221,760
Elevance Health Inc	18,600	7,547,136
UnitedHealth Group Inc	72,200	40,756,900
		104,008,814
Industrials - 6.2%
Air Freight & Logistics - 1.0%
FedEx Corp	26,200	7,174,870
Building Products - 1.1%
Johnson Controls International plc (a)	102,700	7,758,985
Electrical Equipment - 1.0%
Regal Rexnord Corp	41,600	6,928,064
Machinery - 3.1%
Deere & Co	53,800	21,772,322
TOTAL INDUSTRIALS		43,634,241

Information Technology - 6.9%
IT Services - 3.3%
Amdocs Ltd	266,700	23,401,592
Software - 3.6%
Gen Digital Inc	856,900	24,944,359
TOTAL INFORMATION TECHNOLOGY		48,345,951

Materials - 1.0%
Chemicals - 1.0%
CF Industries Holdings Inc	87,600	7,203,347
Utilities - 7.8%
Electric Utilities - 6.3%
Edison International	205,200	16,908,480
PG&E Corp	1,325,200	26,795,544
		43,704,024
Multi-Utilities - 1.5%
Sempra	131,100	10,929,807
TOTAL UTILITIES		54,633,831

TOTAL UNITED STATES		605,547,741
TOTAL COMMON STOCKS (Cost $522,144,155)		666,089,328

Non-Convertible Preferred Stocks - 2.6%
	Shares	Value ($)
KOREA (SOUTH) - 2.6%
Information Technology - 2.6%
Technology Hardware, Storage & Peripherals - 2.6%
Samsung Electronics Co Ltd (Cost $22,368,449)	527,110	18,192,123

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	11,335,716	11,337,983
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	794,207	794,285
TOTAL MONEY MARKET FUNDS (Cost $12,132,269)			12,132,268

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $556,644,873)	696,413,719
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,263,213
NET ASSETS - 100.0%	698,676,932

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	10,247,856	67,080,977	65,990,850	162,174	-	-	11,337,983	0.0%
Fidelity Securities Lending Cash Central Fund	-	21,034,428	20,240,143	2,897	-	-	794,285	0.0%
Total	10,247,856	88,115,405	86,230,993	165,071	-	-	12,132,268

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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